Investment Portfolioas of September 30, 2022 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 7.9%
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	54,600	5,222,490
Media 3.2%
Fox Corp. "A"	106,215	3,258,676
TEGNA, Inc.	15,194	314,212
		3,572,888
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 1.1%
Boyd Gaming Corp.	25,350	1,207,927
Household Durables 3.1%
D.R. Horton, Inc.	51,136	3,444,010
Specialty Retail 3.1%
AutoNation, Inc.*	10,814	1,101,622
Best Buy Co., Inc.	9,678	613,004
Lowe's Companies, Inc.	5,065	951,258
Signet Jewelers Ltd.	13,004	743,699
		3,409,583
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.*	15,872	610,120
Tapestry, Inc.	19,503	554,470
		1,164,590
Consumer Staples 3.7%
Food & Staples Retailing 0.6%
Kroger Co.	14,071	615,606
Food Products 2.1%
Tyson Foods, Inc. "A"	35,691	2,353,108
Tobacco 1.0%
Altria Group, Inc.	27,684	1,117,880
Energy 3.4%
Oil, Gas & Consumable Fuels
ConocoPhillips	6,741	689,874
Coterra Energy, Inc.	13,212	345,097
EOG Resources, Inc.	6,069	678,089
Marathon Petroleum Corp.	4,266	423,742
Pioneer Natural Resources Co.	7,684	1,663,817
		3,800,619

Financials 12.1%
Banks 4.9%
Bank of America Corp.	26,240	792,448
Citigroup, Inc.	14,842	618,466
JPMorgan Chase & Co.	24,302	2,539,559
U.S. Bancorp.	37,508	1,512,323
		5,462,796
Capital Markets 1.0%
State Street Corp.	17,295	1,051,709
Consumer Finance 6.2%
Capital One Financial Corp.	28,172	2,596,613
Discover Financial Services	30,146	2,740,875
Synchrony Financial	52,454	1,478,678
		6,816,166
Health Care 26.6%
Biotechnology 7.9%
AbbVie, Inc.	12,701	1,704,601
Gilead Sciences, Inc.	31,910	1,968,528
Regeneron Pharmaceuticals, Inc.*	6,137	4,227,595
Vertex Pharmaceuticals, Inc.*	2,749	795,946
		8,696,670
Health Care Equipment & Supplies 2.8%
Hologic, Inc.*	32,505	2,097,223
Medtronic PLC	12,274	991,125
		3,088,348
Health Care Providers & Services 2.5%
HCA Healthcare, Inc.	4,715	866,570
Laboratory Corp. of America Holdings	8,109	1,660,804
Tenet Healthcare Corp.*	5,119	264,038
		2,791,412
Pharmaceuticals 13.4%
Bristol-Myers Squibb Co.	84,555	6,011,015
Johnson & Johnson	25,430	4,154,245
Merck & Co., Inc.	14,482	1,247,190
Pfizer, Inc.	76,923	3,366,150
		14,778,600
Industrials 4.4%
Air Freight & Logistics 3.1%
C.H. Robinson Worldwide, Inc.	3,842	370,023
Expeditors International of Washington, Inc.	34,556	3,051,640
		3,421,663
Professional Services 1.3%
Robert Half International, Inc.	18,319	1,401,404
Information Technology 27.1%
Communications Equipment 1.5%
Cisco Systems, Inc.	42,045	1,681,800

Electronic Equipment, Instruments & Components 1.2%
Flex Ltd.*	19,451	324,053
Jabil, Inc.	18,273	1,054,535
		1,378,588
IT Services 7.6%
Amdocs Ltd.	25,025	1,988,236
Cognizant Technology Solutions Corp. "A"	68,633	3,942,280
Global Payments, Inc.	7,455	805,513
SS&C Technologies Holdings, Inc.	34,478	1,646,324
		8,382,353
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	4,895	310,147
Applied Materials, Inc.	21,656	1,774,276
Broadcom, Inc.	1,822	808,986
KLA Corp.	2,084	630,681
Lam Research Corp.	2,401	878,766
Micron Technology, Inc.	39,915	1,999,742
QUALCOMM, Inc.	14,247	1,609,626
		8,012,224
Software 5.5%
Microsoft Corp.	21,404	4,984,992
Oracle Corp.	17,399	1,062,557
		6,047,549
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	27,781	3,839,334
Hewlett Packard Enterprise Co.	23,725	284,226
HP, Inc.	12,546	312,646
		4,436,206
Materials 5.7%
Chemicals 3.6%
LyondellBasell Industries NV "A"	32,548	2,450,214
Olin Corp.	23,780	1,019,686
The Mosaic Co.	10,444	504,759
		3,974,659
Containers & Packaging 0.2%
Westrock Co.	8,252	254,904
Metals & Mining 1.9%
Freeport-McMoRan, Inc.	13,404	366,331
Nucor Corp.	15,629	1,672,147
		2,038,478
Total Common Stocks (Cost $124,373,015)		109,624,230

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (a) (Cost $917,488)	917,488	917,488

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $125,290,503)	100.0	110,541,718
Other Assets and Liabilities, Net	(0.0)	(53,530)
Net Assets	100.0	110,488,188

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (a) (b)
763,000	—	763,000 (c)	—	—	97	—	—	—
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (a)
572,173	6,749,533	6,404,218	—	—	4,789	—	917,488	917,488
1,335,173	6,749,533	7,167,218	—	—	4,886	—	917,488	917,488

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$109,624,230	$—	$—	$109,624,230
Short-Term Investments	917,488	—	—	917,488
Total	$110,541,718	$—	$—	$110,541,718

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH3
R-080548-1 (1/23)